Label	Element	Value
Impact of adoption of IFRS 9 on equity component	ing_ImpactOfAdoptionOfIfrs9OnEquityComponent	€ (1,008,000,000)	[1]
Financial Assets Impaired [member] | IAS 39 [Member]
Financial assets	ifrs-full_FinancialAssets	4,521,000,000
Classes Of Share Capital And Share Premium [Member]
Equity	ifrs-full_Equity	17,045,000,000
Other reserves [member]
Impact of adoption of IFRS 9 on equity component	ing_ImpactOfAdoptionOfIfrs9OnEquityComponent	(604,000,000)	[1]
Equity	ifrs-full_Equity	3,759,000,000
Retained earnings [member]
Impact of adoption of IFRS 9 on equity component	ing_ImpactOfAdoptionOfIfrs9OnEquityComponent	(390,000,000)	[1]
Equity	ifrs-full_Equity	26,632,000,000
Equity attributable to owners of parent [member]
Impact of adoption of IFRS 9 on equity component	ing_ImpactOfAdoptionOfIfrs9OnEquityComponent	(993,000,000)	[1]
Equity	ifrs-full_Equity	47,435,000,000
Non-controlling interests [member]
Impact of adoption of IFRS 9 on equity component	ing_ImpactOfAdoptionOfIfrs9OnEquityComponent	(14,000,000)	[1]
Equity	ifrs-full_Equity	€ 700,000,000

[1]	1 Changes per type of Reserve components are presented in Note ##20FPolicies 'Accounting policies', 1.3.1.1. IFRS 9 ‘Financial instruments’ – Impact of adoption.